Subsequent Events (Details Narrative) - USD ($)		6 Months Ended
	Jul. 15, 2015	Jun. 30, 2015	Dec. 31, 2014
Credit facility		$ 10,000,000	$ 10,000,000
Subsequent Event [Member]
Credit facility converted to loan	$ 1,000,000
Credit facility		$ 2,230,000
Line of credit expected to paid		Jun. 30, 2016